Cover	Jun. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002124091
Document Type	S-6
Entity Registrant Name	FT 13029
Document Period End Date	Jun. 12, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. There is no guarantee that the issuers of the securities included in the portfolio will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities of small and/or mid capitalization companies.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return.

Identify the Universe. We begin with an initial universe of stocks that trade on a U.S. stock exchange and eliminate those companies that do not meet our investment criteria as of the date the portfolio was selected. These criteria are designed to identify small and mid-size companies with above-average dividend yields.

Criteria:

•	Market capitalization greater than $250 million and less than $15 billion;
•	Dividend yield is greater than 2.5%; and
•	Dividend payout ratio is less than 75%.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objectives, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and depositary receipts.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.